General Information (Details 2)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Aguas CCU-Nestle Chile S.A. [Member]
Statement [Line Items]
Name of subsidiary		Aguas CCU-Nestlé Chile S.A.
Subsidiary Tax ID		76,007,212-5
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		50.0917%	50.0917%
Cervecera Guayacan S.p.A. [Member]
Statement [Line Items]
Name of subsidiary	[1]	Cervecera Guayacán SpA. (***) (5)
Subsidiary Tax ID	[1]	76,035,409-0
Country of incorporation of subsidiary	[1]	Chile
Description of functional currency	[1]	Chilean Pesos
Proportion of ownership interest in subsidiary	[1]	25.0006%	25.0006%
CRECCU S.A. [Member]
Statement [Line Items]
Name of subsidiary		CRECCU S.A.
Subsidiary Tax ID		76,041,227-9
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cerveceria Belga de la Patagonia S.A. [Member]
Statement [Line Items]
Name of subsidiary	[1]	Cervecería Belga de la Patagonia S.A. (***)
Subsidiary Tax ID		76,077,848-6
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		25.5034%	25.5034%
Inversiones Invex CCU Dos Ltda. [Member]
Statement [Line Items]
Name of subsidiary		Inversiones Invex CCU Dos Ltda.
Subsidiary Tax ID		76,126,311-0
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		100.00%	100.00%
Inversiones Invex CCU Tres Ltda. [Member]
Statement [Line Items]
Name of subsidiary		Inversiones Invex CCU Tres Ltda.
Subsidiary Tax ID		76,248,389-0
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		100.00%	100.00%
Bebidas CCU-PepsiCo S.p.A [Member]
Statement [Line Items]
Name of subsidiary	[1]	Bebidas CCU-PepsiCo SpA. (***)
Subsidiary Tax ID	[1]	76,337,371-1
Country of incorporation of subsidiary	[1]	Chile
Description of functional currency	[1]	Chilean Pesos
Proportion of ownership interest in subsidiary	[1]	49.9888%	49.9888%
CCU Inversiones II Ltda. [Member]
Statement [Line Items]
Name of subsidiary		CCU Inversiones II Ltda. (8)
Subsidiary Tax ID		76,349,531-0
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		100.00%	100.00%
Cervecera Szot SpA [Member]
Statement [Line Items]
Name of subsidiary	[1]	Cervecería Szot SpA. (***) (13)
Subsidiary Tax ID	[1]	76,481,675-7
Country of incorporation of subsidiary	[1]	Chile
Description of functional currency	[1]	Chilean Pesos
Proportion of ownership interest in subsidiary	[1]	25.0009%	0.00%
Bebidas Carozzi CCU S.p.A [Member]
Statement [Line Items]
Name of subsidiary	[1]	Bebidas Carozzi CCU SpA. (***)
Subsidiary Tax ID	[1]	76,497,609-6
Country of incorporation of subsidiary	[1]	Chile
Description of functional currency	[1]	Chilean Pesos
Proportion of ownership interest in subsidiary	[1]	49.9917%	49.9917%
Bebidas Ecusa S.p.A [Member]
Statement [Line Items]
Name of subsidiary		Bebidas Ecusa SpA.
Subsidiary Tax ID		76,517,798-7
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9834%	99.9834%
Inversiones Invex CCU Ltda. [Member]
Statement [Line Items]
Name of subsidiary		Inversiones Invex CCU Ltda.
Subsidiary Tax ID		76,572,360-4
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		99.992%	99.992%
Promarca Internacional SpA [Member]
Statement [Line Items]
Name of subsidiary	[1]	Promarca Internacional SpA. (***)
Subsidiary Tax ID	[1]	76,574,762-7
Country of incorporation of subsidiary	[1]	Chile
Description of functional currency	[1]	US Dollar
Proportion of ownership interest in subsidiary	[1]	49.9917%	49.9917%
CCU Inversiones S.A [Member]
Statement [Line Items]
Name of subsidiary		CCU Inversiones S.A. (3)
Subsidiary Tax ID		76,593,550-4
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.7775%	99.7775%
Inversiones Internacionales S.p.A [Member]
Statement [Line Items]
Name of subsidiary		Inversiones Internacionales SpA.
Subsidiary Tax ID		76,688,727-9
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		80.00%	80.00%
New Ecusa S.A. [Member]
Statement [Line Items]
Name of subsidiary		New Ecusa S.A. (10)
Subsidiary Tax ID		76,718,230-9
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		0.00%	99.9834%
Promarca S.A. [Member]
Statement [Line Items]
Name of subsidiary	[1]	Promarca S.A. (***)
Subsidiary Tax ID	[1]	76,736,010-K
Country of incorporation of subsidiary	[1]	Chile
Description of functional currency	[1]	Chilean Pesos
Proportion of ownership interest in subsidiary	[1]	49.9917%	49.9917%
CCU Inversiones lll S.p.A [Member]
Statement [Line Items]
Name of subsidiary		CCU Inversiones III SpA. (6)
Subsidiary Tax ID		76,933,685-0
Country of incorporation of subsidiary		Chile
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		99.995%	99.995%
Vending y Servicios CCU Ltda. [Member]
Statement [Line Items]
Name of subsidiary		Vending y Servicios CCU Ltda. (10)
Subsidiary Tax ID		77,736,670-K
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		0.00%	99.9779%
Transportes CCU Ltda. [Member]
Statement [Line Items]
Name of subsidiary		Transportes CCU Ltda.
Subsidiary Tax ID		79,862,750-3
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		100.00%	100.00%
Fabrica de Envases Plasticos S.A. [Member]
Statement [Line Items]
Name of subsidiary		Fábrica de Envases Plásticos S.A. (12)
Subsidiary Tax ID		86,150,200-7
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9984%	99.9966%
Millahue S.A. [Member]
Statement [Line Items]
Name of subsidiary		Millahue S.A.
Subsidiary Tax ID		91,022,000-4
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9621%	99.9621%
Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Name of subsidiary		Viña San Pedro Tarapacá S.A. (*) (3)
Subsidiary Tax ID	[2]	91,041,000-8
Country of incorporation of subsidiary	[2]	Chile
Description of functional currency	[2]	Chilean Pesos
Proportion of ownership interest in subsidiary	[2]	82.987%	82.987%
Manantial S.A. [Member]
Statement [Line Items]
Name of subsidiary		Manantial S.A.
Subsidiary Tax ID		96,711,590-8
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		50.5507%	50.5507%
Vina Altair SpA. [Member]
Statement [Line Items]
Name of subsidiary		Viña Altaïr SpA.
Subsidiary Tax ID		96,969,180-9
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		82.987%	82.987%
Cerveceria Kunstmann S.A. [Member]
Statement [Line Items]
Name of subsidiary		Cervecería Kunstmann S.A.
Subsidiary Tax ID		96,981,310-6
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		50.0007%	50.0007%
Cervecera CCU Chile Ltda. [Member]
Statement [Line Items]
Name of subsidiary		Cervecera CCU Chile Ltda.
Subsidiary Tax ID		96,989,120-4
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9999%	99.9999%
Embotelladoras Chilenas Unidas [Member]
Statement [Line Items]
Name of subsidiary		Embotelladoras Chilenas Unidas S.A. (10)
Subsidiary Tax ID		99,501,760-1
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9834%	99.9834%
Vina Valles de Chile S.A. [Member]
Statement [Line Items]
Name of subsidiary		Viña Valles de Chile S.A. (3)
Subsidiary Tax ID		99,531,920-9
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		0.00%	82.987%
Comercial CCU S.A. [Member]
Statement [Line Items]
Name of subsidiary		Comercial CCU S.A.
Subsidiary Tax ID		99,554,560-8
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		99.9888%	99.9888%
Compania Pisquera de Chile SA [Member]
Statement [Line Items]
Name of subsidiary		Compania Pisquera de Chile S.A.
Subsidiary Tax ID		99,586,280-8
Country of incorporation of subsidiary		Chile
Description of functional currency		Chilean Pesos
Proportion of ownership interest in subsidiary		80.00%	80.00%
Andina de Desarrollo SACFAIMM [Member]
Statement [Line Items]
Name of subsidiary		Andina de Desarrollo SACFAIMM
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		59.1971%	59.1971%
Bodega San Juan SAU [Member]
Statement [Line Items]
Name of subsidiary		Bodega San Juan S.A.U. (9)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		82.987%	0.00%
Cia. Cervecerias Unidas Argentina S.A. [Member]
Statement [Line Items]
Name of subsidiary		Cía. Cervecerías Unidas Argentina S.A. (2)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		99.9936%	99.9936%
Compania Industrial Cervecera S.A. [Member]
Statement [Line Items]
Name of subsidiary		Compañía Industrial Cervecera S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		99.995%	99.995%
Finca La Celia S.A. [Member]
Statement [Line Items]
Name of subsidiary		Finca La Celia S.A. (9)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		82.987%	82.987%
Los Huemules S.R.L. [Member]
Statement [Line Items]
Name of subsidiary		Los Huemules S.R.L.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		74.9979%	74.9979%
Saenz Briones y Cia. S.A.I.C. [Member]
Statement [Line Items]
Name of subsidiary		Sáenz Briones y Cía. S.A.I.C.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Argentina
Description of functional currency		Argentine Pesos
Proportion of ownership interest in subsidiary		89.915%	89.915%
Bebidas Bolivianas BBO S.A. [Member]
Statement [Line Items]
Name of subsidiary		Bebidas Bolivianas BBO S.A. (4)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Bolivia
Description of functional currency		Bolivians
Proportion of ownership interest in subsidiary		51.00%	51.00%
International Spirits Investments USA LLC [Member]
Statement [Line Items]
Name of subsidiary		International Spirits Investments USA LLC
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		United States
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		80.00%	80.00%
Inversiones CCU Lux S.a.r.l. [Member]
Statement [Line Items]
Name of subsidiary		Inversiones CCU Lux S.à r.l. (7)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Luxemburg
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		99.9999%	99.9999%
Southern Breweries S.C.S. [Member]
Statement [Line Items]
Name of subsidiary		Southern Breweries S.C.S. (1)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Luxemburg
Description of functional currency		US Dollar
Proportion of ownership interest in subsidiary		99.9951%	99.9951%
Bebidas del Paraguay S.A [Member]
Statement [Line Items]
Name of subsidiary		Bebidas del Paraguay S.A. (**)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Paraguay
Description of functional currency		Paraguayan Guaranies
Proportion of ownership interest in subsidiary		50.0049%	50.0049%
Distribuidora del Paraguay S.A. [Member]
Statement [Line Items]
Name of subsidiary	[3]	Distribuidora del Paraguay S.A. (**)
Subsidiary Tax ID	[3]	0-E
Country of incorporation of subsidiary	[3]	Paraguay
Description of functional currency	[3]	Paraguayan Guaranies
Proportion of ownership interest in subsidiary	[3]	49.9589%	49.9589%
Promarca Internacional Paraguay S.R.L [Member]
Statement [Line Items]
Name of subsidiary	[1]	Promarca Internacional Paraguay S.R.L. (***)
Subsidiary Tax ID	[1]	0-E
Country of incorporation of subsidiary	[1]	Paraguay
Description of functional currency	[1]	Paraguayan Guaranies
Proportion of ownership interest in subsidiary	[1]	49.9917%	49.9917%
Sajonia Brewing Company S.R.L [Member]
Statement [Line Items]
Name of subsidiary	[1]	Sajonia Brewing Company S.R.L. (***)
Subsidiary Tax ID	[1]	0-E
Country of incorporation of subsidiary	[1]	Paraguay
Description of functional currency	[1]	Paraguayan Guaranies
Proportion of ownership interest in subsidiary	[1]	25.5025%	25.5025%
Andrimar S.A. [Member]
Statement [Line Items]
Name of subsidiary		Andrimar S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Uruguay
Description of functional currency		Uruguayan Pesos
Proportion of ownership interest in subsidiary		99.9999%	99.9999%
Coralina S.A. [Member]
Statement [Line Items]
Name of subsidiary		Coralina S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Uruguay
Description of functional currency		Uruguayan Pesos
Proportion of ownership interest in subsidiary		99.9999%	99.9999%
Marzurel S.A. [Member]
Statement [Line Items]
Name of subsidiary		Marzurel S.A.
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Uruguay
Description of functional currency		Uruguayan Pesos
Proportion of ownership interest in subsidiary		99.9999%	99.9999%
Milotur S.A. [Member]
Statement [Line Items]
Name of subsidiary		Milotur S.A. (11)
Subsidiary Tax ID		0-E
Country of incorporation of subsidiary		Uruguay
Description of functional currency		Uruguayan Pesos
Proportion of ownership interest in subsidiary		99.9999%	99.9999%
Direct Ownership [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Cervecera Guayacan S.p.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%
Direct Ownership [Member] | CRECCU S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9602%
Direct Ownership [Member] | Cerveceria Belga de la Patagonia S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Inversiones Invex CCU Dos Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.8516%
Direct Ownership [Member] | Inversiones Invex CCU Tres Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9999%
Direct Ownership [Member] | Bebidas CCU-PepsiCo S.p.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%
Direct Ownership [Member] | CCU Inversiones II Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.7435%
Direct Ownership [Member] | Cervecera Szot SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%
Direct Ownership [Member] | Bebidas Carozzi CCU S.p.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%
Direct Ownership [Member] | Bebidas Ecusa S.p.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Inversiones Invex CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		6.7979%
Direct Ownership [Member] | Promarca Internacional SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%
Direct Ownership [Member] | CCU Inversiones S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.0242%
Direct Ownership [Member] | Inversiones Internacionales S.p.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | New Ecusa S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Promarca S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%
Direct Ownership [Member] | CCU Inversiones lll S.p.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Vending y Servicios CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Transportes CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		98.00%
Direct Ownership [Member] | Fabrica de Envases Plasticos S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		95.8904%
Direct Ownership [Member] | Millahue S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9621%
Direct Ownership [Member] | Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[2]	0.00%
Direct Ownership [Member] | Manantial S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Vina Altair SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Cerveceria Kunstmann S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		50.0007%
Direct Ownership [Member] | Cervecera CCU Chile Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.75%
Direct Ownership [Member] | Embotelladoras Chilenas Unidas [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		98.80%
Direct Ownership [Member] | Vina Valles de Chile S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Comercial CCU S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		50.00%
Direct Ownership [Member] | Compania Pisquera de Chile SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		46.00%
Direct Ownership [Member] | Andina de Desarrollo SACFAIMM [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Bodega San Juan SAU [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Cia. Cervecerias Unidas Argentina S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Compania Industrial Cervecera S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Finca La Celia S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Los Huemules S.R.L. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Saenz Briones y Cia. S.A.I.C. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Bebidas Bolivianas BBO S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | International Spirits Investments USA LLC [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Inversiones CCU Lux S.a.r.l. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Southern Breweries S.C.S. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		38.781%
Direct Ownership [Member] | Bebidas del Paraguay S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Distribuidora del Paraguay S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[3]	0.00%
Direct Ownership [Member] | Promarca Internacional Paraguay S.R.L [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%
Direct Ownership [Member] | Sajonia Brewing Company S.R.L [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	0.00%
Direct Ownership [Member] | Andrimar S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Coralina S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Marzurel S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Direct Ownership [Member] | Milotur S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect Ownership [Member] | Aguas CCU-Nestle Chile S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		50.0917%
Indirect Ownership [Member] | Cervecera Guayacan S.p.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	25.0006%
Indirect Ownership [Member] | CRECCU S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.0398%
Indirect Ownership [Member] | Cerveceria Belga de la Patagonia S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		25.5034%
Indirect Ownership [Member] | Inversiones Invex CCU Dos Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.1484%
Indirect Ownership [Member] | Inversiones Invex CCU Tres Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.0001%
Indirect Ownership [Member] | Bebidas CCU-PepsiCo S.p.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	49.9888%
Indirect Ownership [Member] | CCU Inversiones II Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.2565%
Indirect Ownership [Member] | Cervecera Szot SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	25.0009%
Indirect Ownership [Member] | Bebidas Carozzi CCU S.p.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	49.9917%
Indirect Ownership [Member] | Bebidas Ecusa S.p.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9834%
Indirect Ownership [Member] | Inversiones Invex CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		93.1941%
Indirect Ownership [Member] | Promarca Internacional SpA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	49.9917%
Indirect Ownership [Member] | CCU Inversiones S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.7533%
Indirect Ownership [Member] | Inversiones Internacionales S.p.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		80.00%
Indirect Ownership [Member] | New Ecusa S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect Ownership [Member] | Promarca S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	49.9917%
Indirect Ownership [Member] | CCU Inversiones lll S.p.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.995%
Indirect Ownership [Member] | Vending y Servicios CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect Ownership [Member] | Transportes CCU Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		2.00%
Indirect Ownership [Member] | Fabrica de Envases Plasticos S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		4.108%
Indirect Ownership [Member] | Millahue S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect Ownership [Member] | Vina San Pedro Tarapaca S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[2]	82.987%
Indirect Ownership [Member] | Manantial S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		50.5507%
Indirect Ownership [Member] | Vina Altair SpA. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		82.987%
Indirect Ownership [Member] | Cerveceria Kunstmann S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect Ownership [Member] | Cervecera CCU Chile Ltda. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.2499%
Indirect Ownership [Member] | Embotelladoras Chilenas Unidas [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		1.1834%
Indirect Ownership [Member] | Vina Valles de Chile S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		0.00%
Indirect Ownership [Member] | Comercial CCU S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		49.9888%
Indirect Ownership [Member] | Compania Pisquera de Chile SA [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		34.00%
Indirect Ownership [Member] | Andina de Desarrollo SACFAIMM [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		59.1971%
Indirect Ownership [Member] | Bodega San Juan SAU [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		82.987%
Indirect Ownership [Member] | Cia. Cervecerias Unidas Argentina S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9936%
Indirect Ownership [Member] | Compania Industrial Cervecera S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.995%
Indirect Ownership [Member] | Finca La Celia S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		82.987%
Indirect Ownership [Member] | Los Huemules S.R.L. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		74.9979%
Indirect Ownership [Member] | Saenz Briones y Cia. S.A.I.C. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		89.915%
Indirect Ownership [Member] | Bebidas Bolivianas BBO S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		51.00%
Indirect Ownership [Member] | International Spirits Investments USA LLC [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		80.00%
Indirect Ownership [Member] | Inversiones CCU Lux S.a.r.l. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9999%
Indirect Ownership [Member] | Southern Breweries S.C.S. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		61.2141%
Indirect Ownership [Member] | Bebidas del Paraguay S.A [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		50.0049%
Indirect Ownership [Member] | Distribuidora del Paraguay S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[3]	49.9589%
Indirect Ownership [Member] | Promarca Internacional Paraguay S.R.L [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	49.9917%
Indirect Ownership [Member] | Sajonia Brewing Company S.R.L [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	[1]	25.5025%
Indirect Ownership [Member] | Andrimar S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9999%
Indirect Ownership [Member] | Coralina S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9999%
Indirect Ownership [Member] | Marzurel S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9999%
Indirect Ownership [Member] | Milotur S.A. [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary		99.9999%

[1]	Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.
[2]	Listed company in Chile.
[3]	See Note 1 – General Information, letter E), Subsidiaries with direct or indirect participation of less than 50%